Condensed Balance Sheets - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 118,623	$ 601,445	$ 365,161
Prepaid expenses		34,414	97,817
Other current assets	52,017	34,414
Total current assets	170,640	635,859	462,978
Other long term assets	250,000	250,000	0
Total assets	420,640	885,859	462,978
Current liabilities:
Accounts payable	647,114	383,356	324,966
Other liabilities	96,316	78,524	75,933
Total current liabilities	743,430	461,880	400,899
Total liabilities	$ 743,430	$ 461,880	$ 400,899
Commitments and contingencies
Stockholders' (deficit) equity:
Preferred stock value		$ 0	$ 0
Common stock value	$ 24,535	24,535	21,142
Additional paid-in capital	37,019,678	36,571,982	32,263,890
Accumulated deficit	(37,367,003)	(36,172,538)	(32,222,953)
Total stockholders' (deficit) equity	(322,790)	423,979	62,079
Total liabilities and stockholders' (deficit) equity	$ 420,640	885,859	462,978
Series A Preferred Stock [Member]
Stockholders' (deficit) equity:
Preferred stock value		$ 0	$ 0